Condensed Statements of Changes in Stockholders' Deficit - USD ($)	Total	LGM Enterprises LLC [Member]	Common Class A [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] LGM Enterprises LLC [Member]	Accumulated other comprehensive loss [Member] LGM Enterprises LLC [Member]	Noncontrolling Interest [Member] LGM Enterprises LLC [Member]
Beginning balance at Dec. 31, 2019		$ 39,890,000						$ (4,733,000)	$ 0	$ 44,623,000
Net income (loss)		7,033,000
Contributions		20,033,000						787,000		19,246,000
Distributions		(15,227,000)						(8,881,000)		(6,346,000)
Other comprehensive income		0
Other		(2,000)						(2,000)
Net income (loss)		3,318,000						7,033,000		(3,715,000)
Ending balance at Dec. 31, 2020		48,012,000						(5,796,000)	0	53,808,000
Net income (loss)		8,086,000
Contributions		26,014,000						(969,000)		26,983,000
Distributions		(26,599,000)						(13,054,000)		(13,545,000)
Other comprehensive income		22,000
Other		(4,000)						(4,000)
Net income (loss)		2,242,000						8,086,000	22,000	(5,844,000)
Ending balance at Dec. 31, 2021	$ (14,652,522)			$ 0	$ 563	$ 0	$ (14,653,085)
Ending balance (in Shares) at Dec. 31, 2021				0	5,625,000
Ending balance at Dec. 31, 2021		49,687,000						(11,737,000)	22,000	61,402,000
Beginning balance at Jan. 27, 2021	0			$ 0	$ 0	0	0
Beginning balance (in Shares) at Jan. 27, 2021				0	0
Class B common stock issued to Sponsor	25,000				$ 647	24,353
Class B common stock issued to Sponsor (in Shares)					6,468,750
Proceeds received in excess of fair value of private placement warrants	2,583,564					2,583,564
Stock-based compensation	208,250					208,250
Remeasurement of Class A common stock to redemption value	(19,615,621)		$ (19,615,621)			(2,816,251)	(16,799,370)
Forfeiture of 843,750 Class B shares (Value)					$ (84)	84
Forfeiture of 843,750 Class B shares					(843,750)
Net income (loss)	2,146,285						2,146,285
Ending balance at Dec. 31, 2021	(14,652,522)			$ 0	$ 563	0	(14,653,085)
Ending balance (in Shares) at Dec. 31, 2021				0	5,625,000
Ending balance at Dec. 31, 2021		49,687,000						(11,737,000)	22,000	61,402,000
Stock-based compensation	89,250					89,250
Remeasurement of Class A common stock to redemption value	(22,658)					(89,250)	66,592
Net income (loss)	4,290,197						4,290,197
Ending balance at Mar. 31, 2022	(10,295,733)			$ 0	$ 563	0	(10,296,296)
Ending balance (in Shares) at Mar. 31, 2022				0	5,625,000
Beginning balance at Dec. 31, 2021	(14,652,522)			$ 0	$ 563	0	(14,653,085)
Beginning balance (in Shares) at Dec. 31, 2021				0	5,625,000
Beginning balance at Dec. 31, 2021		49,687,000						(11,737,000)	22,000	61,402,000
Net income (loss)	4,655,796	15,583,000
Contributions		20,757,000						6,378,000	0	14,379,000
Distributions		(20,461,000)						(9,587,000)	0	(10,874,000)
Other comprehensive income		(1,418,000)						0	(1,418,000)	0
Net income (loss)		8,951,000						15,583,000	0	(6,632,000)
Ending balance at Sep. 30, 2022	(10,515,830)			$ 0	$ 563	0	(10,516,393)
Ending balance (in Shares) at Sep. 30, 2022				0	5,625,000
Ending balance at Sep. 30, 2022		57,516,000						637,000	(1,396,000)	58,275,000
Beginning balance at Dec. 31, 2021	(14,652,522)			$ 0	$ 563	0	(14,653,085)
Beginning balance (in Shares) at Dec. 31, 2021				0	5,625,000
Beginning balance at Dec. 31, 2021		49,687,000						(11,737,000)	22,000	61,402,000
Remeasurement of Class A common stock to redemption value	(2,247,040)		$ (2,247,040)				(2,247,040)
Net income (loss)	3,666,886	6,048,000					3,666,886
Contributions		24,627,000						10,078,000	0	14,549,000
Distributions		(22,254,000)						(9,037,000)	0	(13,217,000)
Other comprehensive income		(476,000)
Other		7,000						7,000	0	0
Net income (loss)		(4,152,000)						6,048,000	(498,000)	(10,200,000)
Ending balance at Dec. 31, 2022	(13,232,676)			$ 0	$ 563	0	(13,233,239)
Ending balance (in Shares) at Dec. 31, 2022				0	5,625,000
Ending balance at Dec. 31, 2022		47,417,000						(4,641,000)	(476,000)	52,534,000
Beginning balance at Mar. 31, 2022	(10,295,733)			$ 0	$ 563	0	(10,296,296)
Beginning balance (in Shares) at Mar. 31, 2022				0	5,625,000
Stock-based compensation	89,250					89,250
Remeasurement of Class A common stock to redemption value	(1,408)					(89,250)	87,842
Net income (loss)	635,092						635,092
Ending balance at Jun. 30, 2022	(9,572,799)			$ 0	$ 563	0	(9,573,362)
Ending balance (in Shares) at Jun. 30, 2022				0	5,625,000
Stock-based compensation	89,250					89,250
Remeasurement of Class A common stock to redemption value	(762,788)					(89,250)	(673,538)
Net income (loss)	(269,493)						(269,493)
Ending balance at Sep. 30, 2022	(10,515,830)			$ 0	$ 563	0	(10,516,393)
Ending balance (in Shares) at Sep. 30, 2022				0	5,625,000
Ending balance at Sep. 30, 2022		57,516,000						637,000	(1,396,000)	58,275,000
Beginning balance at Dec. 31, 2022	(13,232,676)			$ 0	$ 563	0	(13,233,239)
Beginning balance (in Shares) at Dec. 31, 2022				0	5,625,000
Beginning balance at Dec. 31, 2022		47,417,000						(4,641,000)	(476,000)	52,534,000
Remeasurement of Class A common stock to redemption value	(1,873,014)						(1,873,014)
Net income (loss)	1,495,342						1,495,342
Ending balance at Mar. 31, 2023	(13,610,348)			$ 0	$ 563	0	(13,610,911)
Ending balance (in Shares) at Mar. 31, 2023				0	5,625,000
Beginning balance at Dec. 31, 2022	(13,232,676)			$ 0	$ 563	0	(13,233,239)
Beginning balance (in Shares) at Dec. 31, 2022				0	5,625,000
Beginning balance at Dec. 31, 2022		47,417,000						(4,641,000)	(476,000)	52,534,000
Net income (loss)	2,001,640	(23,689,000)
Contributions		9,602,000						394,000	0	9,208,000
Distributions		(45,819,000)						(31,292,000)	0	(14,527,000)
Other comprehensive income		(335,000)						0	(335,000)	0
Exchanges of aircraft ownership interests		0						7,319,000	0	(7,319,000)
Net income (loss)		(30,451,000)						(23,689,000)	0	(6,762,000)
Ending balance at Sep. 30, 2023	(17,437,713)			$ 562	$ 1	0	(17,438,276)
Ending balance (in Shares) at Sep. 30, 2023				5,624,000	1,000
Ending balance at Sep. 30, 2023		(19,586,000)						(51,909,000)	(811,000)	33,134,000
Beginning balance at Mar. 31, 2023	(13,610,348)			$ 0	$ 563	0	(13,610,911)
Beginning balance (in Shares) at Mar. 31, 2023				0	5,625,000
Remeasurement of Class A common stock to redemption value	(1,567,030)						(1,567,030)
Excise tax payable attributable to redemption of common stock	(1,870,307)						(1,870,307)
Conversion of Class B—Founder shares to Class A shares				$ 562	$ (562)
Conversion of Class B—Founder shares to Class A shares (Shares)				5,624,000	(5,624,000)
Net income (loss)	(980,092)						(980,092)
Ending balance at Jun. 30, 2023	(18,027,777)			$ 562	$ 1	0	(18,028,340)
Ending balance (in Shares) at Jun. 30, 2023				5,624,000	1,000
Remeasurement of Class A common stock to redemption value	(896,326)						(896,326)
Net income (loss)	1,486,390						1,486,390
Ending balance at Sep. 30, 2023	$ (17,437,713)			$ 562	$ 1	$ 0	$ (17,438,276)
Ending balance (in Shares) at Sep. 30, 2023				5,624,000	1,000
Ending balance at Sep. 30, 2023		$ (19,586,000)						$ (51,909,000)	$ (811,000)	$ 33,134,000